Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Significant Accounting Policies
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

(in thousands)	January 1,
At beginning of period:	2024	2023
Cash and cash equivalents	$102,891	$63,547
Restricted cash	452	440
Total cash, cash equivalents and restricted cash	$103,343	$63,987

	December 31,
At end of period:	2024	2023
Cash and cash equivalents	$125,987	$102,891
Restricted cash	263	452
Total cash, cash equivalents and restricted cash	$126,250	$103,343

Schedule of Estimated Useful Lives of Property Plant and Equipment

Computer equipment and software	3 - 7 years
Furniture and fixtures	5 years
Machinery and equipment	5 years
Leasehold improvements	Shorter of lease term or useful life